Dreyfus Money Market Fund

Premier (Ticker Symbol:GMGXX)

Summary Prospectus
March 31, 2023

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the statement of additional information and most recent reports to shareholders, online at http://im.bnymellon.com/literaturecenter. You can also get this information at no cost by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com. The fund's prospectus and statement of additional information, dated March 31, 2023 (each as revised or supplemented), are incorporated by reference into this summary prospectus.

Dreyfus Money Market Fund
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Premier Shares
Management fees	.20
Other expenses:
Shareholder services fees	.01
Miscellaneous other expenses	.04
Total other expenses	.05
Total annual fund operating expenses	.25

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Shares	$26	$80	$141	$318
Principal Investment Strategy

To pursue its goal, the fund normally invests in a diversified portfolio of high quality, short-term, dollar-denominated debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-

6168SP0323

backed securities; domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies. The fund's investments are concentrated in the banking industry, because the fund normally invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund seeks to invest in securities and enter into repurchase agreements that present minimal credit risk, based on an assessment by BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser) of the issuer's, guarantor's or counterparty's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, BNYM Investment Adviser also evaluates whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's financial condition (including cash flows, revenues, and short-term debt coverage) and competitive positioning or reputation within the relevant sector. The relevance and significance of these ESG factors to an entity's financial condition, competitive positioning or reputation vary and are dependent on the specific sector in which an issuer, guarantor or counterparty operates.

With respect to issuers or guarantors of securities or counterparties to repurchase agreements, relevant ESG considerations may include carbon financing and exposure, privacy and data security, responsible investments, corporate governance, business ethics, and financial system stability.

As part of its credit risk analysis, BNYM Investment Adviser evaluates material ESG factors for the U.S. government and U.S. government agencies or instrumentalities. These factors are evaluated from a sovereign perspective and may include environmental risks such as natural disasters, weather patterns and climate change; social factors such as long-term demographic trends, health equality and education standards; and governance factors such as the quality of institutional frameworks. In this regard, ESG considerations are generally expected to have a neutral impact on investment decisions pertaining to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, as other factors such as the financial condition, liquidity and market positioning of such entities are expected to outweigh ESG factors.

In evaluating ESG factors, BNYM Investment Adviser considers ESG research developed by one or more of its affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. Identified ESG factors are incorporated within BNYM Investment Adviser's credit risk analysis to determine whether such ESG factors have a positive, negative or neutral impact on BNYM Investment Adviser's assessment of creditworthiness. Based on this determination, the fund may adjust the applicable credit or maturity limits for the relevant issuer, guarantor or counterparty. BNYM Investment Adviser, however, may determine, across all investments within the fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund. As a result, the fund may invest in securities of issuers or securities guaranteed by guarantors or enter into repurchase agreements with counterparties, for example, that may be negatively impacted by ESG factors.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. The fund may impose a fee upon the sale of fund shares (a "liquidity fee") or may temporarily suspend the ability to sell shares (a redemption "gate") if the fund's liquidity falls below required minimums because of market conditions or other factors. Neither BNYM Investment Adviser nor its affiliates have a legal obligation to provide financial support to the fund, and you should not expect that BNYM Investment Adviser or its affiliates will provide financial support to the fund at any time. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. Interest rates in the United States have been rising and are expected to continue to increase in the near future. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

Dreyfus Money Market Fund Summary	2

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• Credit risk. Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. Although the fund invests only in high quality debt securities, the credit quality of the securities held by the fund can change rapidly in certain market environments, and the default or a significant price decline of a single holding could impair the fund's ability to maintain a stable net asset value.

• Banking industry risk. The risks generally associated with concentrating investments (i.e., hold 25% or more of its total assets) in the banking industry include interest rate risk, credit risk, and regulatory developments relating to the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. An adverse development in the banking industry (domestic or foreign) may affect the value of the fund's investments more than if such investments were not concentrated in the banking industry.

• Foreign investment risk. The risks generally associated with dollar-denominated foreign investments include economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.

• U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

• Repurchase agreement counterparty risk. The fund is subject to the risk that a counterparty in a repurchase agreement and/or, for a tri-party repurchase agreement, the third party bank providing payment administration, collateral custody and management services for the transaction, could fail to honor the terms of the agreement.

• Liquidity fee and/or redemption gate risk. The fund may impose a fee upon the sale of your shares (a "liquidity fee") or may temporarily suspend your ability to sell shares (a redemption "gate") if the fund's liquidity falls below required minimums because of unusual market conditions, an unusually high volume of redemption requests, redemptions by a few large investors, or other reasons. If a liquidity fee is imposed by the fund, it would reduce the amount you will receive upon the redemption of your shares. A "gate" will suspend your ability to redeem your shares while the gate is imposed and may prevent the fund from being able to pay redemption proceeds within the allowable time period stated in this prospectus.

• Asset-backed securities risk. Asset-backed securities are subject to credit, prepayment and extension risk, and may be more volatile, less liquid and more difficult to price accurately than more traditional debt securities. General downturns in the economy could cause the value of asset-backed securities to fall. Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans.

• Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

• ESG evaluation risk. As part of BNYM Investment Adviser's assessment of an issuer's, guarantor's or counterparty's credit quality and capacity to meet its financial obligations, the consideration of ESG factors may contribute to the fund making different investments than funds that invest in money market securities but do not incorporate ESG considerations when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate ESG considerations. For example, the incorporation of ESG considerations may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so. The incorporation of ESG considerations may also affect the fund's

Dreyfus Money Market Fund Summary	3

exposure to certain sectors and/or types of investments, which may adversely impact the fund's performance depending on whether such sectors or investments are in or out of favor in the market. BNYM Investment Adviser's security selection process incorporates ESG data provided by affiliated and unaffiliated data providers, which may be limited for certain issuers, guarantors and repurchase agreement counterparties and/or only take into account one or a few ESG related components. In addition, ESG data may include quantitative and/or qualitative measures, and consideration of this data may be subjective. Different methodologies may be used by the various data sources that provide ESG data for issuers, guarantors and counterparties, including the issuers, guarantors and counterparties themselves. ESG data from data providers used by BNYM Investment Adviser often lack standardization, consistency and transparency, and, for certain issuers, guarantors and counterparties, such data, including ESG ratings and scores, may not be available, complete or accurate. BNYM Investment Adviser's evaluation of ESG factors relevant to the financial condition or risk profile of a particular issuer or guarantor of securities or repurchase agreement counterparty, or otherwise, may be adversely affected in such instances. As a result, the fund's investments may differ from, and potentially underperform, funds that incorporate ESG data from other sources or utilize other methodologies.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Premier shares from year to year. The table shows the average annual total returns of the fund's Premier shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%) Premier Shares
Best Quarter Q4, 2022: 0.91% Worst Quarter Q2, 2016: 0.00%

Average Annual Total Returns as of 12/31/22
	1 Year	5 Years	Since Inception (9/1/15)
Premier Shares	1.59%	1.04%	0.79%
For the fund's current yield, call toll-free 1-800-373-9387 (inside the U.S. only).
Portfolio Management

The fund is managed by Dreyfus, a division of BNY Mellon Investment Adviser, Inc., the fund's investment adviser.

Purchase and Sale of Fund Shares

Investments in the fund are limited to accounts beneficially owned by natural persons.

The fund's Premier shares are available to investors who purchase fund shares directly from the fund for accounts maintained with the fund or through a third party, such as a bank, broker-dealer or financial adviser.

In general, the minimum initial investment for the fund's Premier shares is $10,000 and the minimum subsequent investment is $1.00. You may sell (redeem) your shares on any business day by calling 1-800-373-9387 (inside the U.S. only) or by visiting www.dreyfus.com. If you invested directly through the fund, you may mail your request to sell shares to BNY Mellon Shareholder Services, P.O. Box 534434, Pittsburgh, Pennsylvania 15253-4434. If you invested in the fund through a third party, such as a bank, broker-dealer or financial adviser, or through a Retirement Plan (as defined below), you may mail your request to sell shares to BNY Mellon Institutional Department, P.O. Box 534442, Pittsburgh, Pennsylvania 15253-4442.

Retirement Plans include qualified or non-qualified employee benefit plans, such as 401(k), 403(b)(7), Keogh, pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, sole proprietorships, non-

Dreyfus Money Market Fund Summary	4

profit entities, trade or labor unions, or state and local governments, but do not include IRAs (including, without limitation, traditional IRAs, Roth IRAs, Coverdell Education Savings Accounts, IRA "Rollover Accounts" or IRAs set up under Simplified Employee Pension Plans (SEP-IRAs), Salary Reduction Simplified Employee Pension Plans (SARSEPs) or Savings Incentive Match Plans for Employees (SIMPLE IRAs)).

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, Retirement Plan or other U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.

Dreyfus Money Market Fund Summary	5

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Dreyfus Money Market Fund Summary	6

Dreyfus Money Market Fund

Service Shares (Ticker Symbol:GMBXX)

Summary Prospectus
March 31, 2023

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the statement of additional information and most recent reports to shareholders, online at http://im.bnymellon.com/literaturecenter. You can also get this information at no cost by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com. The fund's prospectus and statement of additional information, dated March 31, 2023 (each as revised or supplemented), are incorporated by reference into this summary prospectus.

Dreyfus Money Market Fund
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Shares
Management fees	.20
Other expenses:
Administration fees	.55
Shareholder services fees	.25
Miscellaneous other expenses	.04
Total other expenses	.84
Total annual fund operating expenses	1.04
Fee waiver and/or expense reimbursement*	(.04)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	1.00

* The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until at least March 31, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund's Service shares so that the direct expenses of the fund's Service shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed 1.00%. To the extent that it is necessary for BNY Mellon Investment Adviser, Inc. to waive receipt of its management fee or reimburse the fund's common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after March 31, 2024, BNY Mellon Investment Adviser, Inc. may terminate the expense limitation agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$102	$327	$570	$1,267

0696SP0323

Principal Investment Strategy

To pursue its goal, the fund normally invests in a diversified portfolio of high quality, short-term, dollar-denominated debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies. The fund's investments are concentrated in the banking industry, because the fund normally invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund seeks to invest in securities and enter into repurchase agreements that present minimal credit risk, based on an assessment by BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser) of the issuer's, guarantor's or counterparty's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, BNYM Investment Adviser also evaluates whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's financial condition (including cash flows, revenues, and short-term debt coverage) and competitive positioning or reputation within the relevant sector. The relevance and significance of these ESG factors to an entity's financial condition, competitive positioning or reputation vary and are dependent on the specific sector in which an issuer, guarantor or counterparty operates.

With respect to issuers or guarantors of securities or counterparties to repurchase agreements, relevant ESG considerations may include carbon financing and exposure, privacy and data security, responsible investments, corporate governance, business ethics, and financial system stability.

As part of its credit risk analysis, BNYM Investment Adviser evaluates material ESG factors for the U.S. government and U.S. government agencies or instrumentalities. These factors are evaluated from a sovereign perspective and may include environmental risks such as natural disasters, weather patterns and climate change; social factors such as long-term demographic trends, health equality and education standards; and governance factors such as the quality of institutional frameworks. In this regard, ESG considerations are generally expected to have a neutral impact on investment decisions pertaining to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, as other factors such as the financial condition, liquidity and market positioning of such entities are expected to outweigh ESG factors.

In evaluating ESG factors, BNYM Investment Adviser considers ESG research developed by one or more of its affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. Identified ESG factors are incorporated within BNYM Investment Adviser's credit risk analysis to determine whether such ESG factors have a positive, negative or neutral impact on BNYM Investment Adviser's assessment of creditworthiness. Based on this determination, the fund may adjust the applicable credit or maturity limits for the relevant issuer, guarantor or counterparty. BNYM Investment Adviser, however, may determine, across all investments within the fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund. As a result, the fund may invest in securities of issuers or securities guaranteed by guarantors or enter into repurchase agreements with counterparties, for example, that may be negatively impacted by ESG factors.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. The fund may impose a fee upon the sale of fund shares (a "liquidity fee") or may temporarily suspend the ability to sell shares (a redemption "gate") if the fund's liquidity falls below required minimums because of market conditions or other factors. Neither BNYM Investment Adviser nor its affiliates have a legal obligation to provide financial support to the fund, and you should not expect that BNYM Investment Adviser or its affiliates will provide financial support to the fund at any time. The following are the principal risks that could reduce the fund's income level and/or share price:

Dreyfus Money Market Fund Summary	2

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. Interest rates in the United States have been rising and are expected to continue to increase in the near future. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• Credit risk. Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. Although the fund invests only in high quality debt securities, the credit quality of the securities held by the fund can change rapidly in certain market environments, and the default or a significant price decline of a single holding could impair the fund's ability to maintain a stable net asset value.

• Banking industry risk. The risks generally associated with concentrating investments (i.e., hold 25% or more of its total assets) in the banking industry include interest rate risk, credit risk, and regulatory developments relating to the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. An adverse development in the banking industry (domestic or foreign) may affect the value of the fund's investments more than if such investments were not concentrated in the banking industry.

• Foreign investment risk. The risks generally associated with dollar-denominated foreign investments include economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.

• U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

• Repurchase agreement counterparty risk. The fund is subject to the risk that a counterparty in a repurchase agreement and/or, for a tri-party repurchase agreement, the third party bank providing payment administration, collateral custody and management services for the transaction, could fail to honor the terms of the agreement.

• Liquidity fee and/or redemption gate risk. The fund may impose a fee upon the sale of your shares (a "liquidity fee") or may temporarily suspend your ability to sell shares (a redemption "gate") if the fund's liquidity falls below required minimums because of unusual market conditions, an unusually high volume of redemption requests, redemptions by a few large investors, or other reasons. If a liquidity fee is imposed by the fund, it would reduce the amount you will receive upon the redemption of your shares. A "gate" will suspend your ability to redeem your shares while the gate is imposed and may prevent the fund from being able to pay redemption proceeds within the allowable time period stated in this prospectus.

• Asset-backed securities risk. Asset-backed securities are subject to credit, prepayment and extension risk, and may be more volatile, less liquid and more difficult to price accurately than more traditional debt securities. General downturns in the economy could cause the value of asset-backed securities to fall. Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans.

• Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting

Dreyfus Money Market Fund Summary	3

international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

• ESG evaluation risk. As part of BNYM Investment Adviser's assessment of an issuer's, guarantor's or counterparty's credit quality and capacity to meet its financial obligations, the consideration of ESG factors may contribute to the fund making different investments than funds that invest in money market securities but do not incorporate ESG considerations when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate ESG considerations. For example, the incorporation of ESG considerations may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so. The incorporation of ESG considerations may also affect the fund's exposure to certain sectors and/or types of investments, which may adversely impact the fund's performance depending on whether such sectors or investments are in or out of favor in the market. BNYM Investment Adviser's security selection process incorporates ESG data provided by affiliated and unaffiliated data providers, which may be limited for certain issuers, guarantors and repurchase agreement counterparties and/or only take into account one or a few ESG related components. In addition, ESG data may include quantitative and/or qualitative measures, and consideration of this data may be subjective. Different methodologies may be used by the various data sources that provide ESG data for issuers, guarantors and counterparties, including the issuers, guarantors and counterparties themselves. ESG data from data providers used by BNYM Investment Adviser often lack standardization, consistency and transparency, and, for certain issuers, guarantors and counterparties, such data, including ESG ratings and scores, may not be available, complete or accurate. BNYM Investment Adviser's evaluation of ESG factors relevant to the financial condition or risk profile of a particular issuer or guarantor of securities or repurchase agreement counterparty, or otherwise, may be adversely affected in such instances. As a result, the fund's investments may differ from, and potentially underperform, funds that incorporate ESG data from other sources or utilize other methodologies.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Service shares from year to year. The table shows the average annual total returns of the fund's Service shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%) Service Shares
Best Quarter Q4, 2022: 0.72% Worst Quarter Q1, 2014: 0.00%

Average Annual Total Returns as of 12/31/22
	1 Year	5 Years	10 Years
Service Shares	1.09%	0.75%	0.40%
For the fund's current yield, call toll-free 1-800-373-9387 (inside the U.S. only).
Portfolio Management

The fund is managed by Dreyfus, a division of BNY Mellon Investment Adviser, Inc., the fund's investment adviser.

Purchase and Sale of Fund Shares

Investments in the fund are limited to accounts beneficially owned by natural persons. The fund's Service shares are available to investors who purchase fund shares through a third party, such as a bank, broker-dealer or financial adviser.

In general, the minimum initial investment for the fund's Service shares is $1,000 and the minimum subsequent investment is $1.00. You may sell (redeem) your shares on any business day by calling 1-800-373-9387 (inside the U.S. only) or by visiting

Dreyfus Money Market Fund Summary	4

www.dreyfus.com. If you invested in the fund through a third party, such as a bank, broker-dealer or financial adviser, or through a Retirement Plan (as defined below), you may mail your request to sell shares to BNY Mellon Institutional Department, P.O. Box 534442, Pittsburgh, Pennsylvania, 15253-4442.

Retirement Plans include qualified or non-qualified employee benefit plans, such as 401(k), 403(b)(7), Keogh, pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, sole proprietorships, non-profit entities, trade or labor unions, or state and local governments, but do not include IRAs (including, without limitation, traditional IRAs, Roth IRAs, Coverdell Education Savings Accounts, IRA "Rollover Accounts" or IRAs set up under Simplified Employee Pension Plans (SEP-IRAs), Salary Reduction Simplified Employee Pension Plans (SARSEPs) or Savings Incentive Match Plans for Employees (SIMPLE IRAs)).

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, Retirement Plan or other U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.

Dreyfus Money Market Fund Summary	5

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Dreyfus Money Market Fund

Wealth Shares (Ticker Symbol:GMMXX)

Summary Prospectus
March 31, 2023

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the statement of additional information and most recent reports to shareholders, online at http://im.bnymellon.com/literaturecenter. You can also get this information at no cost by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com. The fund's prospectus and statement of additional information, dated March 31, 2023 (each as revised or supplemented), are incorporated by reference into this summary prospectus.

Dreyfus Money Market Fund
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Wealth Shares
Management fees	.20
Other expenses:
Shareholder services fees	.25
Miscellaneous other expenses	.13
Total other expenses	.38
Total annual fund operating expenses	.58

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Wealth Shares	$59	$186	$324	$726
Principal Investment Strategy

To pursue its goal, the fund normally invests in a diversified portfolio of high quality, short-term, dollar-denominated debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-

0196SP0323

backed securities; domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies. The fund's investments are concentrated in the banking industry, because the fund normally invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund seeks to invest in securities and enter into repurchase agreements that present minimal credit risk, based on an assessment by BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser) of the issuer's, guarantor's or counterparty's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, BNYM Investment Adviser also evaluates whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's financial condition (including cash flows, revenues, and short-term debt coverage) and competitive positioning or reputation within the relevant sector. The relevance and significance of these ESG factors to an entity's financial condition, competitive positioning or reputation vary and are dependent on the specific sector in which an issuer, guarantor or counterparty operates.

With respect to issuers or guarantors of securities or counterparties to repurchase agreements, relevant ESG considerations may include carbon financing and exposure, privacy and data security, responsible investments, corporate governance, business ethics, and financial system stability.

As part of its credit risk analysis, BNYM Investment Adviser evaluates material ESG factors for the U.S. government and U.S. government agencies or instrumentalities. These factors are evaluated from a sovereign perspective and may include environmental risks such as natural disasters, weather patterns and climate change; social factors such as long-term demographic trends, health equality and education standards; and governance factors such as the quality of institutional frameworks. In this regard, ESG considerations are generally expected to have a neutral impact on investment decisions pertaining to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, as other factors such as the financial condition, liquidity and market positioning of such entities are expected to outweigh ESG factors.

In evaluating ESG factors, BNYM Investment Adviser considers ESG research developed by one or more of its affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. Identified ESG factors are incorporated within BNYM Investment Adviser's credit risk analysis to determine whether such ESG factors have a positive, negative or neutral impact on BNYM Investment Adviser's assessment of creditworthiness. Based on this determination, the fund may adjust the applicable credit or maturity limits for the relevant issuer, guarantor or counterparty. BNYM Investment Adviser, however, may determine, across all investments within the fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund. As a result, the fund may invest in securities of issuers or securities guaranteed by guarantors or enter into repurchase agreements with counterparties, for example, that may be negatively impacted by ESG factors.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. The fund may impose a fee upon the sale of fund shares (a "liquidity fee") or may temporarily suspend the ability to sell shares (a redemption "gate") if the fund's liquidity falls below required minimums because of market conditions or other factors. Neither BNYM Investment Adviser nor its affiliates have a legal obligation to provide financial support to the fund, and you should not expect that BNYM Investment Adviser or its affiliates will provide financial support to the fund at any time. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. Interest rates in the United States have been rising and are expected to continue to increase in the near future. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

Dreyfus Money Market Fund Summary	2

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• Credit risk. Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. Although the fund invests only in high quality debt securities, the credit quality of the securities held by the fund can change rapidly in certain market environments, and the default or a significant price decline of a single holding could impair the fund's ability to maintain a stable net asset value.

• Banking industry risk. The risks generally associated with concentrating investments (i.e., hold 25% or more of its total assets) in the banking industry include interest rate risk, credit risk, and regulatory developments relating to the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. An adverse development in the banking industry (domestic or foreign) may affect the value of the fund's investments more than if such investments were not concentrated in the banking industry.

• Foreign investment risk. The risks generally associated with dollar-denominated foreign investments include economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.

• U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

• Repurchase agreement counterparty risk. The fund is subject to the risk that a counterparty in a repurchase agreement and/or, for a tri-party repurchase agreement, the third party bank providing payment administration, collateral custody and management services for the transaction, could fail to honor the terms of the agreement.

• Liquidity fee and/or redemption gate risk. The fund may impose a fee upon the sale of your shares (a "liquidity fee") or may temporarily suspend your ability to sell shares (a redemption "gate") if the fund's liquidity falls below required minimums because of unusual market conditions, an unusually high volume of redemption requests, redemptions by a few large investors, or other reasons. If a liquidity fee is imposed by the fund, it would reduce the amount you will receive upon the redemption of your shares. A "gate" will suspend your ability to redeem your shares while the gate is imposed and may prevent the fund from being able to pay redemption proceeds within the allowable time period stated in this prospectus.

• Asset-backed securities risk. Asset-backed securities are subject to credit, prepayment and extension risk, and may be more volatile, less liquid and more difficult to price accurately than more traditional debt securities. General downturns in the economy could cause the value of asset-backed securities to fall. Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans.

• Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

• ESG evaluation risk. As part of BNYM Investment Adviser's assessment of an issuer's, guarantor's or counterparty's credit quality and capacity to meet its financial obligations, the consideration of ESG factors may contribute to the fund making different investments than funds that invest in money market securities but do not incorporate ESG considerations when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate ESG considerations. For example, the incorporation of ESG considerations may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so. The incorporation of ESG considerations may also affect the fund's

Dreyfus Money Market Fund Summary	3

exposure to certain sectors and/or types of investments, which may adversely impact the fund's performance depending on whether such sectors or investments are in or out of favor in the market. BNYM Investment Adviser's security selection process incorporates ESG data provided by affiliated and unaffiliated data providers, which may be limited for certain issuers, guarantors and repurchase agreement counterparties and/or only take into account one or a few ESG related components. In addition, ESG data may include quantitative and/or qualitative measures, and consideration of this data may be subjective. Different methodologies may be used by the various data sources that provide ESG data for issuers, guarantors and counterparties, including the issuers, guarantors and counterparties themselves. ESG data from data providers used by BNYM Investment Adviser often lack standardization, consistency and transparency, and, for certain issuers, guarantors and counterparties, such data, including ESG ratings and scores, may not be available, complete or accurate. BNYM Investment Adviser's evaluation of ESG factors relevant to the financial condition or risk profile of a particular issuer or guarantor of securities or repurchase agreement counterparty, or otherwise, may be adversely affected in such instances. As a result, the fund's investments may differ from, and potentially underperform, funds that incorporate ESG data from other sources or utilize other methodologies.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Wealth shares from year to year. The table shows the average annual total returns of the fund's Wealth shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%) Wealth Shares
Best Quarter Q4, 2022: 0.83% Worst Quarter Q1, 2014: 0.00%

Average Annual Total Returns as of 12/31/22
	1 Year	5 Years	10 Years
Wealth Shares	1.36%	0.89%	0.49%
For the fund's current yield, call toll-free 1-800-373-9387 (inside the U.S. only).
Portfolio Management

The fund is managed by Dreyfus, a division of BNY Mellon Investment Adviser, Inc., the fund's investment adviser.

Purchase and Sale of Fund Shares

Investments in the fund are limited to accounts beneficially owned by natural persons. The fund's Wealth shares are available to investors who purchase fund shares directly from the fund for accounts maintained with the fund or through a third party, such as a bank, broker-dealer or financial adviser.

In general, the minimum initial investment for the fund's Wealth shares is $2,500 and the minimum subsequent investment is $1.00. You may sell (redeem) your shares on any business day by calling 1-800-373-9387 (inside the U.S. only) or by visiting www.dreyfus.com. If you invested directly through the fund, you may mail your request to sell shares to BNY Mellon Shareholder Services, P.O. Box 534434, Pittsburgh, Pennsylvania 15253-4434. If you invested in the fund through a third party, such as a bank, broker-dealer or financial adviser, or through a Retirement Plan (as defined below), you may mail your request to sell shares to BNY Mellon Institutional Department, P.O. Box 534442, Pittsburgh, Pennsylvania 15253-4442.

Retirement Plans include qualified or non-qualified employee benefit plans, such as 401(k), 403(b)(7), Keogh, pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, sole proprietorships, non-profit entities, trade or labor unions, or state and local governments, but do not include IRAs (including, without limitation,

Dreyfus Money Market Fund Summary	4

traditional IRAs, Roth IRAs, Coverdell Education Savings Accounts, IRA "Rollover Accounts" or IRAs set up under Simplified Employee Pension Plans (SEP-IRAs), Salary Reduction Simplified Employee Pension Plans (SARSEPs) or Savings Incentive Match Plans for Employees (SIMPLE IRAs)).

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, Retirement Plan or other U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.

Dreyfus Money Market Fund Summary	5

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